Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Taxes
Income Taxes

8.    Income Taxes

The Company computes its tax provision for interim periods by applying the estimated annual effective tax rate to year-to-date pre-tax income from recurring operations and adjusting for discrete tax items arising in that quarter.

The Company had an effective tax rate of 0% for the three and nine months ended September 30, 2022, and 2021, respectively. There were no discrete items that impacted the effective tax rate for the three and nine months ended September 30, 2022, and 2021, respectively. The Company has incurred U.S. operating losses and has minimal profits in foreign jurisdictions.

Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. In making this determination, management considers all available positive and negative evidence affecting specific deferred tax assets, including the Company’s past and anticipated future performance, the reversal of deferred tax liabilities, the length of carry-back and carry-forward periods, and the implementation of tax planning strategies.

The Company had no unrecognized tax benefits as of September 30, 2022, and December 31, 2021.

It is the Company’s policy to recognize interest and penalties related to income tax matters in income tax expense. The Company has not accrued any penalties related to uncertain tax positions due to offsetting tax attributes as of September 30, 2022, and December 31, 2021.

The Company files U.S. federal, state, and foreign income tax returns in jurisdictions with varying statutes of limitation. The only material jurisdiction where the Company is subject to potential examination by tax authorities is the U.S. (federal and state) for tax years 2016 through 2021.

9.    Income Taxes

Net loss before taxes consisted of the following:

	For the years ended December 31
	2021	2020
U.S.	$(4,808,983)	$(9,389,930)
Non U.S.	(4,249,923)	(1,293,694)
Net loss before taxes	$(9,058,906)	$(10,683,624)

The components of income tax expense are as follows:

For the years ended December 31,
	2021	2020
Current:
U.S. Federal	$—	$—
U.S. State	—	—
Non U.S.	—
	$—	$—
Deferred:
U.S. Federal	$—	$—
U.S. State	—	—
Non U.S.	—	—
	$—	$—
—
Total income tax expense	$—	$—

A reconciliation of the expected tax provision (benefit) at the statutory federal income tax rate to the Company’s recorded tax provision (benefit) consisted of the following:

	For the years ended December 31,
	2021	2020
Expected tax provision (benefit) at U.S. federal statutory rate	$(1,902,004)	$(2,245,696)
State income taxes, net of federal benefit	1,560	158,006
Foreign tax rate differential	(475,504)	(84,937)
Change in valuation allowance	2,096,141	2,425,226
Prior year deferred tax adjustments	(1,083)	(133,421)
Other	280,890	(119,178)
Total provision (benefit) for income taxes	$—	$—

Temporary differences that give rise to significant portions of the deferred tax assets are as follows:

	As of December 31,
	2021	2020
Deferred Tax Assets:
Net operating losses	$4,975,559	$3,487,171
Tax credits	176,975	176,975
Equity compensation	1,193,450	539,274
Other - accruals	104,807	—
Other	11,528	130,217
Total Deferred Tax Assets	6,462,319	4,333,637
Deferred Tax Liabilities:
Capitalized internal-use software, net	(245,453)	(212,912)
Total Deferred Tax Liabilities	(245,453)	(212,912)
Net Deferred Tax Assets	6,216,866	4,120,725
Valuation allowance	(6,216,866)	(4,120,725)
Deferred Tax Assets, Net	$—	$—

Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. In making this determination, management considers all available positive and negative evidence affecting specific deferred tax assets, including the Company’s past and anticipated future performance, the reversal of deferred tax liabilities, the length of carry-back and carry-forward periods, and the implementation of tax planning strategies.

Objective positive evidence is necessary to support a conclusion that a valuation allowance is not needed for all or a portion of deferred tax assets when significant negative evidence exists. The Company’s cumulative losses in recent years are the most compelling form of negative evidence considered by management in making this determination. For the years ended December 31, 2021 and 2020, the net increase in the total valuation allowance was $2,096,141 and $2,425,226, respectively, and management has determined that based on all available evidence, a valuation allowance of $6,216,866 and $4,120,725 is appropriate at December 31, 2021 and 2020, respectively.

At December 31, 2021, the Company had Federal net operating loss carrying forwards of $14,221,909. Net operating losses generated for years ended December 31, 2017 and prior total $574,051 and will expire in 2037. Net operating losses generated beginning in 2018 total $13,647,858 and have an indefinite life. At December 31, 2021, the Company had state net operating loss carry forwards of $3,257,174. State net operating losses generated for years ending December 31, 2017 and prior total $574,051 and will expire in 2037. Net operating losses generated beginning in 2018 total $2,683,123 and have an indefinite life. At December 31, 2021, the Company had foreign net operating loss carry forwards of $5,544,843 with an indefinite carry forward period. Foreign net operating losses of $171,625 will begin to expire in 2026.

Included in the balance of unrecognized tax benefit as of December 31, 2021 and 2020, are $44,244 and $44,244 respectively, of tax benefits that, if recognized, would affect the effective tax rate.

The Company recognizes accrued interest related to unrecognized tax expenses and penalties as income tax expense. Related to the unrecognized tax benefits noted above, the Company accrued $0 of interest during 2021, and $0 of penalty, and in total, as of December 31, 2021 has recognized $0 of interest and penalty. As of December 31, 2021, no significant increases or decreases are expected to the Company’s uncertain tax positions within the next twelve months. It is the Company’s policy to recognize interest and penalties related to income tax matters in income tax expense. The Company has not accrued, and penalties related to uncertain tax positions due to offsetting tax attributes as of December 31, 2021 or 2020.

The Company is subject to taxation in the US and various state jurisdictions. As of December 31, 2021 the Company’s tax returns for 2018, 2019, and 2020 are subject to full examination by the tax authorities. As of December 31, 2021, the Company is generally no longer subject to state or local examinations by tax authorities for years before 2018, except to the extent of NOLs generated in prior years claimed on a tax return.